Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 7,287	$ 19,759	$ 708	$ 27,754
Colorado
Total		1,309		1,309
Utah
Total		950		950
Wyoming
Total		$ 17,500	$ 708	18,208
United States (Corporate)
Total	$ 7,287			$ 7,287